Annual Fund Operating Expenses - Transamerica AEGON US Government Securities VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.59%
Service
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual fund operating expenses	0.84%